Note 9 - Term Loans and Line of Credit Agreements - Future Maturities of Long-term Debt (Details) $ in Thousands	Dec. 31, 2024 USD ($)
2025	$ 635
2026	3,874
2027	715
2028	759
2029	806
Thereafter	26,071
Total	$ 32,860